Bank and Other Borrowing	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Bank and Other Borrowing [Abstract]
Bank and Other Borrowing

9. Bank and other borrowing

Components of bank borrowing is as follows as of September 30, 2025 and March 31, 2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
The Bank of East Asia Limited (a)	8,130,873	7,677,780	986,747
Goldcrest Capital Limited (b)	—	3,120,000	400,982
Total	8,130,873	10,797,780	1,387,729
Less: bank borrowing – current	(913,024)	(4,053,671)	(520,977)
Bank borrowing – non-current	7,217,849	6,744,109	866,752
(a)	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.

(b)	On September 15, 2025, Ctrl Solution granted a loan facilities with Goldcrest Capital Limited which up to US$2,000,000 with an annual interest rate 12%. The available period is the period of the twelve months commencing from the date of the loan facilities letter. Ctrl Solution drawdown of HK$3.1 million (US$0.4 million) as working capital. According to the deed of variation that agreed on January 15,2026, Ctrl Solution shall repay all the outstanding amount on or before April 15,2026.

Interest expenses pertaining to the above bank borrowings for the six months ended September 30, 2025 and 2024 amounted to HK$133,520 (US$17,160) and HK$160,129, respectively. The weighted average annual interest rate for the six months ended September 30, 2025 and 2024 was approximately 5.0% and 3.625%, respectively.

Maturities of the bank borrowings were as follows:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
For the year ended March 31,
2026	1,144,464	568,391	73,050
2027	1,144,464	4,470,132	574,501
2028	1,144,464	1,134,228	145,771
2029	1,144,464	1,134,228	145,771
More than five years	4,577,819	4,536,948	583,085
Total bank borrowing payments	9,155,675	11,843,927	1,522,176
Less: imputed interest	(1,024,802)	(1,046,147)	(134,447)
Total	8,130,873	10,797,780	1,387,729

9. Bank borrowing

Components of bank borrowing is as follows as of March 31:

	2024	2025	2025
	HK$	HK$	US$
The Bank of East Asia Limited (a)	9,000,000	8,130,873	1,045,113
Total	9,000,000	8,130,873	1,045,113
Less: bank borrowing – current	(861,449)	(913,024)	(117,357)
Bank borrowing – non-current	8,138,551	7,217,849	927,756
(a)	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.

Interest expenses pertaining to the above bank borrowings for the years ended March 31, 2025 and 2024 amounted to HK$294,462 (US$37,872) and HK$ 319,692, respectively. The weighted average annual interest rate for the years ended 31 March 31, 2025 and 2024 was 3.45% and 3.6%, respectively.

Maturities of the bank borrowings were as follows:

	2024	2025	2025
	HK$	HK$	US$
For the year ended March 31,
2025	1,173,480	—	—
2026	1,173,480	1,144,464	147,105
2027	1,173,480	1,144,464	147,105
2028	1,173,480	1,144,464	147,105
2029	1,173,480	1,144,464	147,105
More than five years	4,693,873	4,577,819	588,413
Total bank borrowing payments	10,561,273	9,155,675	1,176,833
Less: imputed interest	(1,561,273)	(1,024,802)	(131,720)
Total	9,000,000	8,130,873	1,045,113